BUSINESS COMBINATION AND BRANCH SALES	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
BUSINESS COMBINATION AND BRANCH SALES

NOTE 2 – BUSINESS COMBINATION AND BRANCH SALES

Business Combination:

On October 9, 2015, the Company acquired 100% of the outstanding common shares of First Independence Corporation and its subsidiary, First Federal Savings & Loan of Independence, based in Independence, Kansas, collectively referred to as “First Independence”. Results of operations of First Independence were included in the Company’s results of operations beginning October 10, 2015. Acquisition-related costs of $1,691 are included in merger expenses in the Company’s income statement for the year ended December 31, 2015.

All information necessary to recognize the fair value of assets acquired and liabilities assumed has been received. The recognized amounts of the identifiable net assets acquired, including deferred tax assets associated with NOL and tax credit carryforwards, exceeded the cash consideration exchanged resulting in a gain on acquisition of $682. The acquisition was an expansion into southeast Kansas with the addition of four branch locations, and the Company believes it will be able to achieve cost savings by integrating the two companies and combining accounting, data processing and other administrative costs. The following table summarizes the consideration paid for First Independence and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

Fair value of consideration:
Cash	$14,741

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and due from banks	$5,695
Available-for-sale securities	29,355
Federal Reserve Bank and Federal Home Loan Bank stock	1,419
Loans	89,901
Premises and equipment	1,163
Core deposit intangible	717
Other real estate owned	115
Deferred tax asset, net	2,535
Interest receivable	197
Other assets	3,939

Total assets acquired	135,036

Deposits	87,096
Federal Home Loan Bank advances	31,603
Interest payable and other liabilities	914

Total liabilities assumed	119,613

Total identifiable net assets	15,423

Gain on acquisition	(682)

$14,741

The fair value of net assets acquired includes fair value adjustments to certain loans that were not considered impaired as of the acquisition date. The fair value adjustments were determined using discounted contractual cash flows. However, the Company believes that all contractual cash flows related to these financial instruments will be collected. As such, these loans were not considered impaired at the acquisition date and were not subject to the guidance relating to purchased credit impaired loans, which have shown evidence of credit deterioration since origination.

The following table presents additional information about the loans acquired in the First Independence acquisition as of the date of acquisition:

	Non-Credit Impaired	Purchase Credit Impaired
Contractually required principal	$88,848	$2,146
Non-accretable difference (expected losses)	—	(506)

Cash flows expected to be collected	88,848	1,640
Accretable yield	(587)	—

Fair value of acquired loans	$88,261	$1,640

The following table presents the carrying value of the loans acquired in the First Independence acquisition by class, as of the date of acquisition:

	Non-Credit Impaired	Purchased Credit Impaired	Total
Commercial real estate	$12,300	$718	$13,018
Commercial and industrial	425	—	425
Residential real estate	70,368	891	71,259
Agricultural real estate	—	—	—
Consumer	4,994	31	5,025
Agricultural	174	—	174

Fair value of acquired loans	$88,261	$1,640	$89,901

In connection with the acquisition of First Independence, the Company acquired servicing rights related to $6,317 of residential real estate loans. Residential real estate loans serviced for others are not reported as assets. These loans were sold by First Independence with servicing rights retained and with limited recourse. The Company recorded a mortgage servicing asset of $29 in other assets and a reserve for losses of $77 in other liabilities in conjunction with these serviced residential real estate loans.

The acquisition is not significant to the overall income of the Company; therefore, no pro forma information has been included. The operations of First Independence were merged into the Company as of the date of the acquisition. Separate revenue and earnings of the former First Independence are not available subsequent to the business combination.

Branch Sales:

On November 7, 2014, the Company sold two branches located in Spring Hill, Kansas and De Soto, Kansas to an unaffiliated institution. As a result of the sale of these branches, the Company transferred deposits, including accrued interest, of $17,014. Bank premises and equipment of $3,085 were sold at recorded value. A loss of $20 was recognized on the sale of these branches, and is included in other non-interest expense in the Company’s income statement for the year ended December 31, 2014.